UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  November 20, 2012 to December 17, 2012

  Commission File Number of issuing entity: 333-165147-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-165147

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851352
  38-3851353
  38-7003224
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On December 17, 2012 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from November 20, 2012 to December 17, 2012. The Depositor filed its most recent Form
  ABS-15G on November 14, 2012. The CIK number for the Depositor is 0001013611.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The InterContinental Hotel Chicago mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed on September 26, 2011. There are no current updates to the net operating income at this time.

  SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I mortgage loan and the SunTrust Bank Portfolio II mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 26, 2011. Updated financial information required under Item 1112(b) of Regulation AB can be found in the tables below.


  SunTrust Bank
  303 Peachtreet St, N.E.
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             September 30, 2012
  Income and Expense                                         (Year-to-date)

  1  Number of institutions reporting                                  1
  2  Total interest income                                     4,411,965
  3  Total interest expense                                      473,687
  4  Net interest income                                       3,938,278
  5  Provision for loan and lease losses                       1,064,601
  6  Total noninterest income                                  1,804,310
  7  Fiduciary activities                                        214,358
  8  Service charges on deposit accounts                         503,850
  9  Trading account gains & fees                                141,481
  10 Additional noninterest income                               944,621
  11 Total noninterest expense                                 4,242,639
  12 Salaries and employee benefits                            1,901,204
  13 Premises and equipment expense                              406,021
  14 Additional noninterest expense                            1,935,414
  15 Pre-tax net operating income                                435,348
  16 Securities gains (losses)                                   486,944
  17 Applicable income taxes                                     213,296
  18 Income before extraordinary items                           708,996
  19 Extraordinary gains - net                                         0
  20 Net income attributable to bank                             702,193
  21 Net income attributable to noncontrolling interests           6,803
  22 Net income attributable to bank and                         708,996
     noncontrolling interests
  23 Net charge-offs                                           1,282,508
  24 Cash dividends                                                    0
  25 Sale, conversion, retirement of capital stock, net                0
  26 Net operating income                                        334,049



  SunTrust Bank
  303 Peachtreet St, N.E.
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             September 30, 2012
  Assets and Liabilities

  1  Total employees (full-time equivalent)                       25,980
  2  Total assets                                            168,950,895
  3  Cash and due from depository institutions                 4,649,893
  4  Interest-bearing balances                                 2,702,991
  5  Securities                                               20,189,762
  6  Federal funds sold & reverse repurchase agreements           99,259
  7  Net loans & leases                                      124,666,189
  8  Loan loss allowance                                       2,237,994
  9  Trading account assets                                    4,374,835
  10 Bank premises and fixed assets                            1,375,879
  11 Other real estate owned                                     466,317
  12 Goodwill and other intangibles                            6,742,388
  13 All other assets                                          6,386,373
  14 Total liabilities and capital                           168,950,895
  15 Total liabilities                                       147,753,997
  16 Total deposits                                          128,981,381
  17 Interest-bearing deposits                                95,864,055
  18 Deposits held in domestic offices                       128,851,381
  19 % insured                                                    82.02%
  20 Federal funds purchased & repurchase agreements           1,404,214
  21 Trading liabilities                                         969,052
  22 Other borrowed funds                                     11,340,371
  23 Subordinated debt                                         1,824,511
  24 All other liabilities                                     3,234,468
  25 Total equity capital                                     21,196,898
  26 Total bank equity capital                                21,090,920
  27 Perpetual preferred stock                                         0
  28 Common stock                                                 21,600
  29 Surplus                                                  13,383,460
  30 Undivided profits                                         7,685,860
  31 Noncontrolling interests in consolidated subsidiaries       105,978

     Memoranda:

  32 Noncurrent loans and leases                               4,001,343
  33 Noncurrent loans that are wholly or partially             2,186,076
     guaranteed by the U.S. government
  34 Income earned, not collected on loans                       747,429
  35 Earning assets                                          150,156,383
  36 Long-term assets (5+ years)                              45,472,916
  37 Average Assets, year-to-date                            171,140,097
  38 Average Assets, quarterly                               170,489,677
  39 Total risk weighted assets                              132,321,094
  40 Adjusted average assets for leverage capital            162,921,887
     purposes
  41 Life insurance assets                                       679,384
  42 General account life insurance assets                       389,523
  43 Separate account life insurance assets                      147,098
  44 Hybrid life insurance assets                                142,763
  45 Volatile liabilities                                      9,303,477
  46 Insider loans                                                48,334
  47 FHLB advances                                             8,525,908
  48 Loans and leases held for sale                            4,876,918
  49 Unused loan commitments                                  57,400,999
  50 Tier 1 (core) risk-based capital                         14,749,792
  51 Tier 2 risk-based capital                                 2,969,164
  52 Total unused commitments                                 57,400,999
  53 Derivatives                                             276,096,341


  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the December 17, 2012 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: December 27, 2012

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the December 17, 2012 distribution.